Condensed Consolidated and Combined Statements of Operations (Unaudited) - USD ($) shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Revenues:
Operating revenues	$ 48,270,000	$ 944,000	$ 73,987,000	$ 5,567,000
Operating Costs and Expenses:
Oil and natural gas production	4,692,000	1,814,000	6,919,000	4,203,000
Production and ad valorem taxes	2,543,000	94,000	4,207,000	402,000
Exploration and abandonments	463,000	1,000	654,000	4,000
Depletion, depreciation and amortization	16,857,000	1,735,000	29,820,000	5,091,000
Accretion of discount on asset retirement obligations	37,000	35,000	72,000	69,000
General and administrative	1,617,000	1,412,000	3,376,000	4,273,000
Stock-based compensation	1,023,000	0	1,989,000	0
Total operating costs and expenses	27,232,000	5,091,000	47,037,000	14,042,000
Income (loss) from operations	21,038,000	(4,147,000)	26,950,000	(8,475,000)
Interest income	0	0	1,000	0
Interest expense	(152,000)	0	(206,000)	0
Derivative loss, net	(13,596,000)	0	(13,596,000)	0
Other expense	(127,000)	0	(127,000)	(76,503,000)
Income (loss) before income taxes	7,163,000	(4,147,000)	13,022,000	(84,978,000)
Income tax expense	1,420,000	0	2,535,000	0
Net income (loss)	$ 5,743,000	$ (4,147,000)	$ 10,487,000	$ (84,978,000)
Earnings per share:
Basic net income (in dollars per share)	$ 0.06		$ 0.11
Diluted net income (in dollars per share)	$ 0.06		$ 0.10
Weighted average shares outstanding:
Basic (in shares)	92,676		92,634
Diluted (in shares)	92,676		92,830
Crude Oil Sales [Member]
Operating Revenues:
Operating revenues	$ 46,985,000	$ 938,000	$ 71,855,000	$ 5,462,000
Natural Gas and NGL Sales [Member]
Operating Revenues:
Operating revenues	$ 1,285,000	$ 6,000	$ 2,132,000	$ 105,000